Statement of Changes in Net Assets Available for Benefits - EBP 015 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer (in-kind benefit)	$ 253,780
Participant (other than rollovers)	518,115
Participant rollovers	72,654
Total contributions	844,549
Investment income:
Dividends	86,752
Interest	20,356
Total investment income	107,108
Interest on notes receivable from participants	11,899
Net appreciation in fair value of investments	2,610,078
Total additions	3,573,634
Deductions:
Benefits paid to participants	1,901,911
Administrative expenses	3,724
Total deductions	1,905,635
Net change in plan assets available for benefits	1,667,999
Beginning of year	16,313,434
End of year	$ 17,981,433